INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Deferred income taxes primarily represent the net effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts for income tax purposes. The components of the Company’s deferred taxes are as follows:

	2018		2017
Deferred tax assets (liabilities):
Net operating loss carryforward	CDN$	933,063	CDN $	340,489
Total deferred tax assets		933,063		340,489
Valuation Allowance		(933,063)		(340,489)
Net Deferred tax assets		$-		$-